Document and Entity Information	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A ("Amended 8-K”) amends the Current Report on Form 8-K filed on August 2, 2023 (“Initial 8-K”) for the event dated August 1, 2023. The sole purpose for filing this Amended 8-K is to correct a clerical error contained in the supplemental reporting information regarding the financial results, operations and portfolio of Acadia Realty Trust (the “Company”) as of and for the quarter and year-to-date period ended June 30, 2023 (“Q2 2023 Supplemental Information”) attached as Exhibit 99.2 to the Initial 8-K, as described further below. A corrected Exhibit 99.2 is attached to this Amended 8-K as Exhibit 99.1.
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	ACADIA REALTY TRUST
Entity Central Index Key	0000899629
Entity Emerging Growth Company	false
Securities Act File Number	1-12002
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	23-2715194
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	288-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, par value $0.001 per share
Trading Symbol	AKR
Security Exchange Name	NYSE